Stock-based Payments - Summary of Outstanding and Exercisable Options (Detail)	12 Months Ended
	Dec. 31, 2017 CAD ($) yr	Dec. 31, 2016 CAD ($)	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	11,603,750	6,177,594	1,610,003
Number of options, Exercisable	2,744,387
Weighted average exercise price | $	$ 2.05	$ 1.10
Weighted average exercise price, Exercisable | $	$ 1.71	$ 1.09
Weighted average remaining contractual life (years) | yr	4.05
Weighted average remaining contractual life (years), Exercisable | yr	3.57
August 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Number of options	1,141,666
Weighted average exercise price | $	$ 0.50
Weighted average remaining contractual life (years) | yr	3.60
October 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Number of options	3,578,084
Weighted average exercise price | $	$ 1.23
Weighted average remaining contractual life (years) | yr	3.77
November 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	On May 15, 2017
Number of options	300,000
Weighted average exercise price | $	$ 1.50
Weighted average remaining contractual life (years) | yr	0.37
November 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Number of options	182,000
Weighted average exercise price | $	$ 1.84
Weighted average remaining contractual life (years) | yr	3.88
April 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Number of options	3,299,000
Weighted average exercise price | $	$ 3.14
Weighted average remaining contractual life (years) | yr	4.28
August 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Number of options	2,903,000
Weighted average exercise price | $	$ 2.42
Weighted average remaining contractual life (years) | yr	4.65
November 2017 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vested terms of options	Evenly over 48 months
Number of options	200,000
Weighted average exercise price | $	$ 3.32
Weighted average remaining contractual life (years) | yr	4.86